CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash	$ 4,735	$ 1,628	$ 992	$ 887
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,920	1,034
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	166	129
Denominated in Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 649	$ 465